Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 777	₱ 1,635
Net gains (losses) from fair value adjustments charged to profit or loss	12	378
Disposals during the year	(11)
Transfers to property and equipment		(1,236)
Balances at end of the year	778	777
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	596	1,322
Net gains (losses) from fair value adjustments charged to profit or loss	23	389
Disposals during the year	(11)
Transfers to property and equipment		(1,115)
Balances at end of the year	608	596
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	7	8
Net gains (losses) from fair value adjustments charged to profit or loss	(6)	(1)
Balances at end of the year	1	7
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	174	305
Net gains (losses) from fair value adjustments charged to profit or loss	(5)	(10)
Transfers to property and equipment		(121)
Balances at end of the year	₱ 169	₱ 174